Shareholders' Equity (Summary of Allocation of Stock-Based Compensation Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 3,577	$ 2,862	$ 2,711
Unrecognized compensation costs related to outstanding stock options and RSUs	$ 3,994
Unrecognized compensation costs related to outstanding stock options and RSUs, period for recognition	1 year 2 months 12 days
Tax benefit recognized in the consolidated statements of operations related to share based compensation expenses	$ 40	42
Cost of sales [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	638	480	535
Research and development costs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	1,454	1,011	959
Selling and marketing expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	774	697	602
General and administrative expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 711	$ 674	$ 615